Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Immuron Ltd
Entity Central Index Key	0001660046
Document Type	6-K/A
Amendment Description	The purpose of this Form 6-K/A filing is to disclose that the Half-Year Report filed on February 26, 2020 by Immuron Limited (the “Company”) is compliant with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). There have been no difference in accounting treatment and disclosures under both the Australian Accounting Standards as issued by the Australian Accounting Standards Board and with the IFRS as issued by the IASB. This Form 6-K/A is to be read in conjunction with the Company’s Half-Year Report filed on February 26, 2020.
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity File Number	001-38104